CONSOLIDATED STATEMENTS OF OPERATIONS ₽ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 RUB (₽) ₽ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 RUB (₽) ₽ / shares shares	Dec. 31, 2020 RUB (₽) ₽ / shares shares
Revenues	₽ 521,699	$ 7,417.1	₽ 356,171	₽ 218,344
Operating costs and expenses:
Cost of revenues(1)	233,219	3,315.7	173,952	85,734
Product development(1)	72,278	1,027.6	48,461	36,339
Sales, general and administrative(1)	172,092	2,446.7	122,924	62,913
Depreciation and amortization	30,874	438.9	24,111	17,687
Total operating costs and expenses	508,463	7,228.9	369,448	202,673
Income/(loss) from operations	13,236	188.2	(13,277)	15,671
Interest income	4,723	67.1	4,615	3,869
Interest expense	(3,396)	(48.3)	(3,711)	(2,373)
Gain on restructuring of convertible debt	9,305	132.3
Income/(loss) from equity method investments	(929)	(13.2)	6,367	(2,175)
Other income/(loss), net	9,359	133.1	(1,217)	2,321
Income/(loss) before income tax expense	70,349	1,000.2	(7,223)	36,543
Income tax expense	22,734	323.2	7,430	13,193
Net income/(loss)	47,615	677.0	(14,653)	23,350
Net loss/(income) attributable to noncontrolling interests	(8,150)	(115.9)	(16)	1,363
Net income/(loss) attributable to Yandex N.V.	₽ 39,465	$ 561.1	₽ (14,669)	₽ 24,713
Net income/(loss) per Class A and Class B share:
Basic | (per share)	₽ 107.24	$ 1.52	₽ (40.48)	₽ 72.52
Diluted | (per share)	₽ 82.53	$ 1.17	₽ (40.48)	₽ 69.77
Weighted average number of Class A and Class B shares used in per share computation:
Basic (in shares)	368,020,254	368,020,254	362,386,669	340,764,574
Diluted (in shares)	377,020,285	377,020,285	362,386,669	353,382,841
Yandex.Market
Operating costs and expenses:
Effect of consolidation | ₽				₽ 19,230
Sale of News and Zen
Operating costs and expenses:
Effect of consolidation	₽ 38,051	$ 541.0